Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities

The assets and liabilities related to the Company’s leases were as follows:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Assets
Right to use asset	2,059	2,433
Liabilities
Operating leases – current	511	560
Operating leases – non-current	1,673	2,019
Total lease liabilities	2,184	2,579

As of December 31, 2022, assets and liabilities related to the Company’s leases were as follows:

December 31,
2022
Assets
Right to use asset	$2,432,894

Liabilities
Operating leases – current	$560,444
Operating leases – non-current	2,018,851
Total lease liabilities	$2,579,295

Schedule of Operating Lease Liability Maturity

The table below presents the future minimum lease payments under the noncancellable operating leases as of June 30, 2023:

Operating Leases
$’000
Fiscal Year:
2023	378
2024	706
2025	556
2026	386
2027	300
2028	222
Thereafter	367
Total lease payments	2,915
Less imputed interest	(731)
Present value of lease liabilities	2,184

As of December 31, 2022, the Company’s lease liabilities mature as follows:

Operating Leases
Fiscal Year:
2023	$833,562
2024	769,663
2025	621,298
2026	413,364
2027	248,123
Thereafter	567,519
Total lease payments	$3,453,529
Less imputed interest	(874,234)
Present value of lease liabilities	$2,579,295

Schedule of Lease Term and Discount Rate

The Company’s lease term and discount rates were as follows:

As of June 30, 2023
Weighted-average remaining lease term (in years)
Operating leases	4.89
Weighted-average discount rate
Operating leases	12.0%

The Company’s lease term and discount rates were as follows:

December 31,
2022
Weighted-average remaining lease term (in years)
Operating leases	4.92
Weighted-average discount rate
Operating leases	12%